Loans (Details 6) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item
Troubled Debt Restructurings
Number of loans determined to be TDRs	1
Number of loans determined to be TDRs that were restructured		3
Number of loans for which payment and interest rate were lowered		2	2	6
Number of loans for which payment have been modified to interest only		1
Number of Contracts	1	3	3	8
Pre-Modification Outstanding Recorded Investment	$ 257	$ 649	$ 636	$ 3,922
Post-Modification Outstanding Recorded Investment	257	649	636	3,922
Number of loans determined to be TDRs subsequently defaulted	0	0
Accrual
Troubled Debt Restructurings
Number of Contracts			2	1
Pre-Modification Outstanding Recorded Investment			596	3,138
Post-Modification Outstanding Recorded Investment			596	3,138
Nonaccrual
Troubled Debt Restructurings
Number of Contracts			1	7
Pre-Modification Outstanding Recorded Investment			40	784
Post-Modification Outstanding Recorded Investment			40	784
Mortgage-commercial | Accrual
Troubled Debt Restructurings
Number of Contracts		2	2	1
Pre-Modification Outstanding Recorded Investment		596	596	3,138
Post-Modification Outstanding Recorded Investment		596	596	3,138
Mortgage-commercial | Nonaccrual
Troubled Debt Restructurings
Number of Contracts	1	1	1	5
Pre-Modification Outstanding Recorded Investment	257	53	40	741
Post-Modification Outstanding Recorded Investment	$ 257	$ 53	$ 40	$ 741